UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2010

Check here if Amendment []; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Cadinha & Co., LLC
Address:900 Fort Street Mall
	Suite 1240
	Honolulu, Hawaii 96813

13F File Number:   28-04292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Neil Rose, CFA
Title:	Chief Investment Officer
Phone:	808-523-9488

Signature, Place, and Date of Signing:

Neil Rose, Honolulu, Hawaii  July 30,2010

Report Type (Check only one.):

[x]  13F HOLDINGS REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	76

Form 13F Information Table Value Total:	212402 x ($1000)

List of Other Included Managers:	0

13F INFORMATION TABLE
			TITLE OF		VALUE	SHRS OR	SH/	PUT/	INVEST.	OTHER	VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DISCRN.	MGRS.	SOLE	SHARED	NONE
ABBOTT LABORATORIES	COM	002824100	974	20827	SH		SOLE		19587	0	1240
ACCENTURE PLC		COM	G1151C101	8943	231380	SH		SOLE		229980	0	1400
AGNICO-EAGLE MINES LTD	COM	008474108	213	3500	SH		SOLE		3500	0	0
AMGEN			COM	031162100	252	4800	SH		SOLE		4800	0	0
APPLE COMPUTER		COM	037833100	959	3814	SH		SOLE		3814	0	0
BANK OF HAWAII CORP	COM	062540109	2896	59904	SH		SOLE		59904	0	0
BANK OF NY MELLON CORP	COM	064058100	623	25235	SH		SOLE		25235	0	0
BECTON DICKINSON	COM	075887109	8558	126560	SH		SOLE		125960	0	600
BERKSHIRE HATHAWAY A	COM	084670108	240	2	SH		SOLE		2	0	0
BERKSHIRE HATHAWAY B	COM	084670702	11925	149647	SH		SOLE		147997	0	1650
BOEING 			COM	097023105	383	6100	SH		SOLE		6100	0	0
C. R. BARD, INC.	COM	067383109	279	3600	SH		SOLE		3600	0	0
CAMPBELL SOUP		COM	134429109	395	11019	SH		SOLE		11019	0	0
CARDINAL HEALTH		COM	14149Y108	202	6000	SH		SOLE		6000	0	0
CATERPILLAR		COM	149123101	372	6200	SH		SOLE		6200	0	0
CHECK PT SOFTWARE TECH	COM	M22465104	295	10000	SH		SOLE		10000	0	0
CHEVRON			COM	166764100	2827	41665	SH		SOLE		41265	0	400
CISCO SYSTEMS		COM	17275R102	1140	53482	SH		SOLE		53382	0	100
CLOROX			COM	189054109	471	7570	SH		SOLE		7370	0	200
COCA-COLA 		COM	191216100	745	14864	SH		SOLE		14864	0	0
COLGATE-PALMOLIVE	COM	194162103	450	5714	SH		SOLE		5714	0	0
CONOCOPHILLIPS		COM	20825C104	519	10582	SH		SOLE		10582	0	0
COSTCO WHOLESALE	COM	22160K105	387	7053	SH		SOLE		7053	0	0
DANAHER CORP		COM	235851102	1778	47896	SH		SOLE		47696	0	200
DENDREON CORP		COM	24823q107	226	7000	SH		SOLE		7000	0	0
DISNEY (WALT)		COM	254687106	338	10745	SH		SOLE		10745	0	0
DOMINION RESOURCES	COM	25746u109	304	7848	SH		SOLE		7848	0	0
DOW CHEMICAL		COM	260543103	444	18714	SH		SOLE		18714	0	0
DU PONT (E.) DE NEMOURS	COM	263534109	469	13567	SH		SOLE		13567	0	0
EMERSON ELECTRIC	COM	291011104	211	4820	SH		SOLE		4820	0	0
EXXON MOBIL		COM	30231G102	3695	64743	SH		SOLE		64543	0	200
FLIR SYSTEMS		COM	302445101	8182	281250	SH		SOLE		276750	0	4500
GENERAL ELECTRIC	COM	369604103	330	22859	SH		SOLE		22859	0	0
GENERAL MILLS		COM	370334104	554	15584	SH		SOLE		15584	0	0
GRAINGER (W. W.) 	COM	384802104	1129	11350	SH		SOLE		11350	0	0
HEINZ (H. J.)		COM	423074103	400	9250	SH		SOLE		9250	0	0
HUBBELL CL B		COM	443510201	540	13600	SH		SOLE		13600	0	0
IAMGOLD CORP		COM	450913108	248	14000	SH		SOLE		14000	0	0
IBM			COM	459200101	655	5303	SH		SOLE		5303	0	0
IMPERIAL OIL		COM	453038408	533	14628	SH		SOLE		14628	0	0
INTEL 			COM	458140100	4927	253323	SH		SOLE		252323	0	1000
ISHARES MSCI SINGAPORE	MSCISIN	464286673	506	45052	SH		SOLE		45052	0	0
ISHARES S&P 500 GR IND	SP500GR	464287309	4557	86083	SH		SOLE		86083	0	0
ISHARES S&P 500/BAR VAL	SP500VL	464287408	2952	59443	SH		SOLE		59443	0	0
JOHNSON & JOHNSON	COM	478160104	15056	254920	SH		SOLE		251620	0	3300
KIMBERLY-CLARK		COM	494368103	11176	184330	SH		SOLE		182030	0	2300
LILLY (ELI)		COM	532457108	415	12390	SH		SOLE		12390	0	0
MASTERCARD INC CLASS A	COM	57636q104	5158	25850	SH		SOLE		25700	0	150
MC DONALD'S 		COM	580135101	1463	22215	SH		SOLE		22215	0	0
MERCK 			COM	58933y105	240	6870	SH		SOLE		5450	0	1420
NESTLE SA ADR 		COM	641069406	11287	233166	SH		SOLE		231466	0	1700
NEULION INC F		COM	64128J101	13	28000	SH		SOLE		28000	0	0
NEWMONT MINING 		COM	651639106	264	4268	SH		SOLE		4268	0	0
NORTHROP GRUMMAN 	COM	666807102	6423	117984	SH		SOLE		114984	0	3000
OILSANDS QUEST		COM	678046103	8	12600	SH		SOLE		12600	0	0
PEPSICO 		COM	713448108	808	13254	SH		SOLE		13054	0	200
PFIZER			COM	717081103	828	58053	SH		SOLE		58053	0	0
PHILIP MORRIS INT	COM	718172109	10428	227493	SH		SOLE		224793	0	2700
PROCTER & GAMBLE	COM	742718109	2763	46059	SH		SOLE		46059	0	0
QUANTA SERVICES INC	COM	74762E102	380	18400	SH		SOLE		18400	0	0
RAYTHEON		COM	755111507	10539	217787	SH		SOLE		214387	0	3400
ROYAL DUT SHL PLC-ADR A	COM	780259206	13292	264672	SH		SOLE		260272	0	4400
ROYAL DUT SHL PLC-ADR B	COM	780259107	3566	73860	SH		SOLE		73360	0	500
SCHLUMBERGER 		COM	806857108	795	14366	SH		SOLE		13466	0	900
SIRONA DENTAL SYS INC	COM	82966C103	209	6000	SH		SOLE		6000	0	0
SPDR S&P MCAP400 ETF TR	UTSDCRP	78467Y107	761	5893	SH		SOLE		5893	0	0
SPDR TR UNIT SER 1	UNTSER1	78462F103	1701	16483	SH		SOLE		16463	0	20
SYSCO 			COM	871829107	11788	412587	SH		SOLE		409487	0	3100
TYCO INTL		COM	H89128104	11552	327907	SH		SOLE		323307	0	4600
U.S. BANCORP (NEW)	COM	902973304	671	30000	SH		SOLE		30000	0	0
UNION PACIFIC		COM	907818108	1408	20254	SH		SOLE		20254	0	0
UNITED TECHNOLOGIES	COM	913017109	342	5275	SH		SOLE		5275	0	0
VANGUARD SMALL-CAP ETF	SCAPETF	922908751	2630	46463	SH		SOLE		46463	0	0
WALGREEN 		COM	931422109	8357	313011	SH		SOLE		308411	0	4600
WELLS FARGO		COM	949746101	849	33172	SH		SOLE		33172	0	0
YAMANA GOLD INC		COM	98462y100	206	20000	SH		SOLE		20000	0	0



